Other liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Balance on beginning	R$ 146,705	R$ 137,085
New contracts	3,460	1,225
Payments	(37,678)	(38,882)
Accrued interest	7,908	47,277
Balance on ending	R$ 120,395	R$ 146,705